Cover	Jun. 24, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 24, 2025
Entity Registrant Name	XOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39598
Entity Tax Identification Number	98-1550505
Entity Address, Address Line One	3550 Tyburn Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90065
City Area Code	818
Local Phone Number	316-1890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819493
Common Stock, $0.0001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	XOS
Security Exchange Name	NASDAQ
Warrants, every thirty warrants exercisable for one share of Common Stock at an exercise price of $345.00 per share
Entity Information [Line Items]
Title of 12(b) Security	Warrants, every thirty warrants exercisable for one share of Common Stock at an exercise price of $345.00 per share
Trading Symbol	XOSWW
Security Exchange Name	NASDAQ